Summary of significant accounting policies - Schedule of New Accounting Pronouncement Balance Sheet (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Apr. 01, 2018		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Current assets:
Notes and accounts receivable, trade		¥ 1,091,242	¥ 1,058,449		¥ 1,061,442
Allowance for doubtful accounts and sales returns		(25,440)	(23,549)	[1]	(48,663)	[1]
Inventories		653,278	680,533		692,937
Other receivables		223,620	200,334		190,706
Prepaid expenses and other current assets		509,301	511,224		516,744
Film costs		409,005	335,292		327,645
Other assets:
Deferred income taxes		202,486	96,446		96,772
Other		339,996	326,235		325,167
Total assets		20,981,586	19,087,752		19,065,538
Current liabilities:
Accounts payable, other and accrued expenses		1,693,048	1,511,143		1,514,433
Other		666,024	642,569	[1]	610,792	[1]
Deferred income taxes		531,421	435,183		449,863
Other		281,382	288,863		278,338
Total liabilities		16,536,095	15,433,503		15,409,171
EQUITY
Retained earnings		2,320,586	1,448,363		1,440,387
Unrealized gains on securities, net		135,035	110,665		126,191
Noncontrolling interests		690,313	685,223		679,791
Total equity		4,436,690	3,645,039		3,647,157		¥ 3,135,422	¥ 3,124,410
Total liabilities and equity		¥ 20,981,586	¥ 19,087,752		19,065,538
Accounting Standards Update 2014-09
Current assets:
Notes and accounts receivable, trade					(2,993)
Allowance for doubtful accounts and sales returns	[1]				25,114
Inventories					(12,404)
Other receivables					9,628
Prepaid expenses and other current assets					(5,520)
Film costs					7,647
Other assets:
Deferred income taxes					(326)
Other					1,068
Total assets					22,214
Current liabilities:
Accounts payable, other and accrued expenses					(3,290)
Other	[1]				31,777
Other					10,525
Total liabilities					39,012
EQUITY
Retained earnings					(16,798)
Total equity					(16,798)
Total liabilities and equity					22,214
Accounting Standards Update 2016-01
EQUITY
Retained earnings					15,526
Unrealized gains on securities, net					(15,526)
Accounting Standards Update 2016-16
Current liabilities:
Deferred income taxes					(14,680)
Total liabilities					(14,680)
EQUITY
Retained earnings					9,248
Noncontrolling interests					5,432
Total equity					¥ 14,680

[1]	Under ASU 2014-09, Sony presents sales returns as a liability instead of as a contra-asset allowance. Accordingly, Sony changed the presentation from "Allowance for doubtful accounts and sales returns" to "Allowance for doubtful accounts" on the consolidated balance sheet.